Deferred tax assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Deferred tax assets and liabilities [abstract]
Summary of Deferred Tax Assets and Liabilities

	December 31, 2025	December 31, 2024*
Property and equipment	(449,586)	(467,144)
Intangible assets	(189,514)	(163,616)
Right-of-use assets	12,272	9,414
Employee benefits	17,193	26,324
Provisions	61,776	87,212
Tax losses	10,380	11,799
Other	1,140	1,307
Net deferred tax liabilities	(536,339)	(494,704)
Presented as:
Deferred tax assets	10,412	13,724
Deferred tax liabilities	(546,751)	(508,428)

* Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c))

Summary of Movement in Temporary Differences

Movement in temporary differences during the year:

	Balance	Recognized	Recognized	Acquired	Balance
	December 31,	in income	directly	in business	December 31,
	2024*	or loss	in equity	combinations	2025
Property and equipment	(467,144)	17,152	494	(88)	(449,586)
Intangible assets	(163,616)	8,708	(194)	(34,412)	(189,514)
Long-term debt	9,414	1,416	1,066	376	12,272
Employee benefits	26,324	(5,998)	(3,133)	-	17,193
Provisions	87,212	(20,917)	(2,872)	(1,647)	61,776
Tax losses	11,799	1,245	(2,664)	-	10,380
Other	1,307	(504)	337	-	1,140
Net deferred tax liabilities	(494,704)	1,102	(6,966)	(35,771)	(536,339)

	Balance	Recognized	Recognized	Acquired	Balance
	December 31,	in income	directly	in business	December 31,
	2023	or loss	in equity	combinations*	2024*
Property and equipment	(382,208)	26,249	7,383	(118,568)	(467,144)
Intangible assets	(127,547)	10,318	1,476	(47,863)	(163,616)
Long-term debt	8,600	1,190	(415)	39	9,414
Employee benefits	26,510	8,591	(8,777)	-	26,324
Provisions	51,458	(957)	1,983	34,728	87,212
Tax losses	10,054	(1,624)	(705)	4,074	11,799
Other	506	(866)	1,667	-	1,307
Net deferred tax liabilities	(412,627)	42,901	2,612	(127,590)	(494,704)

* Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c))